Sales - Trade receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Proceeds from the sale of receivables	€ 640	€ 740	€ 640